Annual Total Returns[BarChart] - PROFUND VP INDUSTRIALS - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.79%)	15.80%	38.19%	5.58%	(3.42%)	17.55%	22.40%	(12.76%)	30.49%	16.76%